Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39)	12 Months Ended
Dec. 31, 2018
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39) [Abstract]
Net gain (loss) on financial instruments designated at fair value through profit or loss(IAS39)
44.	Net gain (loss) on financial instruments designated at fair value through profit or loss (IAS39)

Net gain (loss) on financial instruments designated at fair value through profit or loss for the year ended December 31, 2016 and 2017 were as follows:

	2016		2017
Financial assets designated at fair value through profit or loss:
Other securities:
Gain on valuation	~~W~~	11,798	13,020
Debt securities:
Gain (loss) on valuation		20,498	(65,475)
Gain on sale and redemption		16,625	11,673

		37,123	(53,802)

Equity securities:
Dividend income		185	51
Loss on valuation		(5,664)	(78,633)
Gain on sale		5,747	5,622

		268	(72,960)

Financial liabilities designated at fair value through profit or loss:
Other securities:
Gain (loss) on valuation		(97)	—
Loss on disposal and redemption		(109)	(43)

		(206)	(43)
Borrowings:
Gain (loss) on valuation		(174,348)	(100,685)
Loss on disposal and redemption		(376,590)	(845,356)

		(550,938)	(946,041)

	~~W~~	(501,955)	(1,059,826)